Expense Example - Institutional - BlackRock Emerging Markets Bond Fund - Institutional Shares	Apr. 30, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 70
Expense Example, with Redemption, 3 Years	335
Expense Example, with Redemption, 5 Years	737
Expense Example, with Redemption, 10 Years	$ 1,862